UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

811-21580
(Investment Company Act file number)

Cortina Funds, Inc.
(Exact name of registrant as specified in charter)

825 N. Jefferson St., Suite 400
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

(414) 225-7365
 (Registrant's telephone number)

Lori Hoch
825 N. Jefferson St., Suite 400
Milwaukee, WI 53202
 (Name and Address of Agent for Service)

Date of fiscal year end: June 30

Date of reporting period: July 1 - September 30, 2015

Item 1. Schedule of Investments.

SCHEDULE of INVESTMENTS
CORTINA SMALL CAP GROWTH FUND	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (96.7%)
Consumer Discretionary (15.7%)
Build-A-Bear Workshop, Inc.(a)	22,202	$419,396
Dave & Buster's Entertainment, Inc.(a)	10,194	385,639
Fiesta Restaurant Group, Inc.(a)	10,360	470,033
Five Below, Inc.(a)	13,883	466,191
Gentherm, Inc.(a)	4,970	223,252
IMAX Corp.(a)	18,534	626,264
Kirkland's, Inc.	19,471	419,405
Kona Grill, Inc.(a)	16,933	266,695
Malibu Boats, Inc., Class A(a)	20,484	286,366
Motorcar Parts of America, Inc.(a)	14,473	453,584
Nautilus, Inc.(a)	21,244	318,660
Papa Murphy's Hldgs(a)	17,085	250,808
Performance Sports Group, Ltd.(a)	24,616	330,347
Restoration Hardware Holdings, Inc.(a)	5,150	480,547
Tumi Holdings, Inc.(a)	22,055	388,609
Universal Electronics, Inc.(a)	7,692	323,295
		6,109,091
Consumer Staples (0.2%)
Craft Brew Alliance, Inc.(a)	10,986	87,558

Energy (3.6%)
Aegean Marine Petroleum Network, Inc.	26,984	181,872
Carrizo Oil & Gas, Inc.(a)	6,412	195,822
RigNet, Inc.(a)	10,654	271,677
Ring Energy, Inc.(a)	19,042	187,945
Sanchez Energy Corp.(a)	43,699	268,749
Synergy Resources Corp.(a)	28,375	278,075
		1,384,140
Financials (6.4%)
BofI Holding, Inc.(a)	4,215	543,018
EverBank Financial Corp.	25,995	501,703
Health Insurance Innovations, Inc., Class A(a)	38,937	194,685
LendingTree, Inc.(a)	4,791	445,707
Live Oak Bancshares, Inc.	5,961	117,074
Pinnacle Financial Partners, Inc.	8,812	435,401
PRA Group, Inc.(a)	5,043	266,876
		2,504,464
Health Care (25.2%)
ABIOMED, Inc.(a)	4,998	463,614
Adeptus Health, Inc., Class A(a)	4,367	352,679
AtriCure, Inc.(a)	32,097	703,245
BioTelemetry, Inc.(a)	27,109	331,814
Cepheid(a)	6,698	302,750
Cerus Corp.(a)	73,318	332,864
HealthEquity, Inc.(a)	13,762	406,667
HealthStream, Inc.(a)	16,868	367,891
HMS Holdings Corp.(a)	34,441	302,048
Imprivata, Inc.(a)	26,374	468,666
Intersect ENT, Inc.(a)	12,971	303,521
K2M Group Holdings, Inc.(a)	27,799	517,061
Myriad Genetics, Inc.(a)	8,282	310,409
NanoString Technologies, Inc.(a)	40,959	655,344
Neogen Corp.(a)	8,614	387,544

	Shares	Value
COMMON STOCKS (continued)
Health Care (continued)
NeoGenomics, Inc.(a)	90,520	$518,680
Novadaq Tech Inc(a)	25,704	268,093
NxStage Medical, Inc.(a)	44,865	707,521
OraSure Technologies, Inc.(a)	40,144	178,239
Oxford Immunotec Global PLC(a)	32,553	439,466
Sientra, Inc.(a)	14,755	149,763
The Spectranetics Corp.(a)	20,825	245,527
Streamline Health Solutions, Inc.(a)	54,234	124,196
TearLab Corp.(a)	77,413	155,600
Teladoc, Inc.(a)	10,290	229,364
Vocera Communications, Inc.(a)	50,351	574,505
		9,797,071
Industrials (11.6%)
Allegiant Travel Co.	2,404	519,865
Barnes Group, Inc.	11,847	427,084
Celadon Group, Inc.	13,225	211,865
Controladora Vuela Cia de Aviacion SAB de CV, ADR(a)	42,120	628,430
Forward Air Corp.	9,917	411,456
Heritage Crystal Clean, Inc.(a)	17,872	183,546
Hub Group, Inc., Class A(a)	7,520	273,803
Insteel Industries, Inc.	23,031	370,339
On Assignment, Inc.(a)	9,951	367,192
Power Solutions International, Inc.(a)	4,519	102,627
Radiant Logistics, Inc.(a)	40,931	182,552
TASER International, Inc.(a)	15,201	334,802
Team, Inc.(a)	14,918	479,166
		4,492,727
Information Technology (28.9%)
Actua Corp.(a)	17,527	206,118
BroadSoft, Inc.(a)	15,795	473,218
CEVA, Inc.(a)	10,760	199,813
ChannelAdvisor Corp.(a)	17,734	176,276
Entegris Inc.(a)	23,027	303,726
Envestnet, Inc.(a)	7,163	214,675
Everyday Health, Inc.(a)	36,869	336,983
Fleetmatics Group PLC(a)	10,125	497,036
Imperva, Inc.(a)	10,950	717,006
Infinera Corporation(a)	17,288	338,153
Infoblox, Inc.(a)	28,223	451,004
Inphi Corp.(a)	27,647	664,634
Internap Corp.(a)	33,376	204,595
Intralinks Holdings, Inc.(a)	43,866	363,649
M/A-COM Technology Solutions Holdings, Inc.(a)	16,638	482,336
Marchex, Inc., Class B	83,346	335,884
Marketo, Inc.(a)	14,653	416,438
MaxLinear, Inc., Class A(a)	38,600	480,184
Nanometrics, Inc.(a)	14,346	174,161
Orbotech, Ltd.(a)	16,758	258,911
Planet Payment, Inc.(a)	95,953	271,547
PMC-Sierra, Inc.(a)	47,149	319,199
Q2 Holdings, Inc.(a)	22,672	560,452
Qlik Technologies, Inc.(a)	10,576	385,495
RADWARE, Ltd.(a)	27,739	451,036
RingCentral, Inc., Class A(a)	37,277	676,578
ShoreTel, Inc.(a)	68,505	511,732
SPS Commerce, Inc.(a)	4,615	313,312
TechTarget, Inc.(a)	32,700	278,604

	Shares	Value
COMMON STOCKS (continued)
Information Technology (continued)
Varonis Systems, Inc.(a)	9,429	$146,904
		11,209,659
Materials (0.5%)
Flotek Industries, Inc.(a)	11,755	196,308

Telecommunication Services (4.6%)
8x8, Inc.(a)	54,382	449,739
Boingo Wireless, Inc.(a)	58,555	484,835
Cogent Communications Holdings, Inc.	8,886	241,344
inContact, Inc.(a)	79,209	594,860
		1,770,778

TOTAL COMMON STOCKS
(COST $35,653,394)		37,551,796

SHORT TERM INVESTMENT (2.3%)
Fidelity® Institutional Money Market Government Portfolio - Class I, 7 Day Yield 0.010%	875,703	875,703

TOTAL SHORT TERM INVESTMENT
(COST $875,703)		875,703

TOTAL INVESTMENTS (99.0%)
(COST $36,529,097)		38,427,499

TOTAL ASSETS IN EXCESS OF OTHER LIABILITIES (1.0%)		402,265

NET ASSETS 100.0%		$38,829,764

(a)	Non Income Producing Security.

Common Abbreviations:
ADR -American Depositary Receipt.
Ltd. - Limited.
PLC - Public Limited Company.
SAB de CV - A variable rate company.

See Notes to Quarterly Schedule of Investments

SCHEDULE of INVESTMENTS
CORTINA SMALL CAP VALUE FUND	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (93.3%)
Consumer Discretionary (21.9%)
Bloomin' Brands, Inc.	60,173	$1,093,945
Caleres, Inc.	24,856	758,854
ClubCorp Holdings, Inc.	57,243	1,228,435
Cooper-Standard Holding, Inc.(a)	17,621	1,022,018
Fox Factory Holding Corp.(a)	45,344	764,500
Guess? Inc	42,234	902,118
Helen of Troy, Ltd.(a)	15,231	1,360,128
Houghton Mifflin Harcourt Co.(a)	36,607	743,488
La Quinta Holdings, Inc.(a)	26,295	414,935
Performance Sports Group, Ltd.(a)	90,424	1,213,490
SeaWorld Entertainment, Inc.	50,855	905,728
Tile Shop Holdings, Inc.(a)	79,307	950,098
Travelport Worldwide, Ltd.	68,413	904,420
		12,262,157
Consumer Staples (1.4%)
Diamond Foods, Inc.(a)	24,930	769,340

Financials (29.8%)
The Bancorp, Inc.(a)	54,493	415,237
Boston Private Financial Holdings, Inc.	61,559	720,240
Capitol Federal Financial, Inc.	57,666	698,912
ConnectOne Bancorp, Inc.	46,434	896,176
Gramercy Property Trust, Inc., REIT	35,899	745,622
Hannon Armstrong Sustainable Infrastructure Capital, Inc., REIT	61,675	1,062,044
iStar Financial, Inc., REIT(a)	69,597	875,530
Kennedy-Wilson Holdings, Inc.	43,461	963,530
Maiden Holdings, Ltd.	71,882	997,722
MB Financial, Inc.	28,696	936,637
Meridian Bancorp, Inc.	80,799	1,104,522
National General Holdings Corp.	87,007	1,678,365
PacWest Bancorp	25,226	1,079,925
PHH Corp.(a)	47,629	672,522
State National Cos, Inc.	83,305	778,902
Texas Capital Bancshares, Inc.(a)	22,804	1,195,386
Virtu Financial, Inc., Class A	40,553	929,475
Waterstone Financial, Inc.	69,576	937,885
		16,688,632
Health Care (10.1%)
Allscripts Healthcare Solutions, Inc.(a)	74,103	918,877
AngioDynamics, Inc.(a)	62,744	827,593
Halyard Health, Inc.(a)	25,343	720,755
Healthways, Inc.(a)	68,371	760,286
Magellan Health, Inc.(a)	14,205	787,383
Phibro Animal Health Corp., Class A	24,645	779,521
Prestige Brands Holdings, Inc.(a)	19,240	868,879
		5,663,294
Industrials (11.9%)
Barnes Group, Inc.	18,489	666,528
Beacon Roofing Supply, Inc.(a)	28,611	929,571
Celadon Group, Inc.	46,878	750,986
Federal Signal Corp.	61,654	845,276
FTI Consulting, Inc.(a)	21,556	894,790
Hawaiian Holdings, Inc.(a)	45,101	1,113,093
Matson, Inc.	20,879	803,633

	Shares	Value
COMMON STOCKS (continued)
Industrials (continued)
Tutor Perini Corp.(a)	38,638	$635,981
		6,639,858
Information Technology (11.6%)
ACI Worldwide, Inc.(a)	39,442	833,015
Advanced Energy Industries, Inc.(a)	49,099	1,291,304
Eastman Kodak Co.(a)	52,579	821,284
ExlService Holdings, Inc.(a)	24,803	915,975
FARO Technologies, Inc.(a)	17,928	627,480
Ixia(a)	39,527	572,746
Power Integrations, Inc.	13,771	580,723
Rogers Corp.(a)	15,919	846,572
		6,489,099
Materials (4.0%)
Carpenter Technology Corp.	22,984	684,233
Ferro Corp.(a)	63,145	691,438
Graphic Packaging Holdings Co.	44,868	573,862
TimkenSteel Corp.	28,527	288,693
		2,238,226
Utilities (2.6%)
Chesapeake Utilities Corp.	15,622	829,216
Ormat Technologies, Inc.	19,356	658,684
		1,487,900

TOTAL COMMON STOCKS
(COST $53,874,694)		52,238,506

SHORT TERM INVESTMENT (6.0%)
Fidelity® Institutional Money Market Government Portfolio - Class I, 7 Day Yield 0.010%	3,388,218	3,388,218

TOTAL SHORT TERM INVESTMENT
(COST $3,388,218)		3,388,218

TOTAL INVESTMENTS (99.3%)
(COST $57,262,912)		55,626,724

TOTAL ASSETS IN EXCESS OF OTHER LIABILITIES (0.7%)		367,839

NET ASSETS 100.0%		$55,994,563

(a)	Non Income Producing Security.

Common Abbreviations:
Ltd. - Limited.
REIT - Real Estate Investment Trust.

See Notes to Quarterly Schedule of Investments

CORTINA FUNDS, INC.
Notes to the Quarterly Schedule of Investments
September 30, 2015 (Unaudited)

1. ORGANIZATION
Cortina Funds, Inc. (the “Corporation”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Corporation was organized on June 30, 2004 as a Wisconsin corporation. The Corporation currently offers shares of common stock (“shares”) of the Cortina Small Cap Growth Fund and the Cortina Small Cap Value Fund (each a “Fund” and collectively, the “Funds”).

The Cortina Small Cap Growth Fund, which commenced operations with the sale of Institutional Class Shares on September 30, 2011, is a diversified portfolio with an investment objective to seek growth of capital. The Cortina Small Cap Value Fund, which commenced operations with the sale of Institutional Class Shares on September 30, 2011 and the sale of Investor Class Shares on April 30, 2014, is a diversified portfolio with an investment objective to seek long-term capital appreciation.

Shares of each Fund are designated as Institutional Shares or Investor Shares with an indefinite number of shares authorized at $0.01 par value. The Articles of Incorporation, as amended and restated, permit the Corporation’s Board of Directors (the “Board”) to create additional funds and share classes.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

Use of Estimates — The accompanying financial statements were prepared in accordance with GAAP, which require the use of estimates and assumptions made by management. These may affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Valuation — Investment securities are valued at the last sale price at the close of the principal exchange on which they trade, except for securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) exchange, which are valued at the NASDAQ official closing price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets. Investments for which market quotations are not readily available are valued at fair value as determined in good faith under consistently applied procedures approved by and under the general supervision of the Funds’ Board. Securities with maturities of sixty (60) days or less are valued at amortized cost as Level 1 or 2 within the hierarchy. Money market funds, representing short-term investments, are valued at their daily net asset value.

Investment Transactions — Investment security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

Investment Income — Interest income is accrued and recorded on a daily basis including amortization of premiums, accretions of discounts and income earned from money market funds. Interest is not accrued on securities that are in default. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Fair Value Measurements — A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1	—	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2	—
Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3	—
Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The valuation techniques used by the Funds to measure fair value during the period ended September 30, 2015 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the inputs used in valuing the Funds’ investments as of September 30, 2015:

Cortina Small Cap Growth Fund
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3		Total
Common Stocks*	$37,551,796	$–		$–	$37,551,796
Short Term Investment	875,703	–		–	875,703
Total	$38,427,499	$–	$		$38,427,499

Cortina Small Cap Value Fund
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks*	$52,238,506	$–	$–	$52,238,506
Short Term Investment	3,388,218	–	–	3,388,218
Total	$55,626,724	$–	$–	$55,626,724

*	See Schedule of Investments for sector classification.

For the period ended September 30, 2015, there have been no significant changes to the Funds’ fair value methodologies. Additionally, there were no transfers into or out of Levels 1 and 2 during the period ended September 30, 2015. It is the Funds’ policy to recognize transfers at the end of the reporting period.

For the period ended September 30, 2015, the Funds did not have investments with significant unobservable inputs (Level 3) used in determining fair value.

3. TAX BASIS OF INVESTMENTS
As of September 30, 2015, the aggregate cost of investments, gross unrealized appreciation/ (depreciation) and net unrealized appreciation for Federal tax purposes was as follows:

FUND	COST OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED (DEPRECIATION)	NET UNREALIZED APPRECIATION
Cortina Small Cap Growth Fund	$37,388,187	$5,293,929	$(4,254,617)	$1,039,312
Cortina Small Cap Value Fund	$57,704,408	$2,919,655	$(4,997,339)	$(2,077,684)

The difference between book basis and tax basis net unrealized appreciation is attributable to the deferral of losses from wash sales.

Item 2. Controls and Procedures.

(a)	The registrant's principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	There were no significant changes in the registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Cortina Funds, Inc.

By:	/s/ Ryan T. Davies
Ryan T. Davies, President
(Principal Executive Officer)
Date:	November 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ryan T. Davies
Ryan T. Davies, President
(Principal Executive Officer)
Date:	November 25, 2015

By:	/s/ Eric Conner
Eric Conner, Treasurer and Principal Accounting Officer
(Principal Financial Officer)
Date:	November 25, 2015